Consolidated Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020 [1]	Dec. 31, 2019 [1]
Non-current assets
Goodwill	£ 7,612.3	£ 7,388.8	£ 10,110.6
Other	1,359.5	1,389.3	1,468.8
Property, plant and equipment	896.4	790.9	876.0
Right-of-use assets	1,395.1	1,504.5	1,734.5
Interests in associates and joint ventures	412.9	330.7	813.0
Other investments	318.3	387.3	498.3
Deferred tax assets	341.5	212.9	187.9
Corporate income tax recoverable	46.6	24.8	0.0
Trade and other receivables	152.6	156.2	137.6
Non-current assets	12,535.2	12,185.4	15,826.7
Current assets
Corporate income tax recoverable	90.4	110.3	142.6
Trade and other receivables	11,362.3	10,972.3	11,822.3
Cash and cash equivalents	3,882.9	12,899.1	11,305.7
Subtotal of current assets before including assets classified as held for sale	15,335.6	23,981.7	23,270.6
Non-current assets or disposal groups classified as held for sale	0.0	0.0	485.3
Total of current assets after including assets classified as held for sale	15,335.6	23,981.7	23,755.9
Current liabilities
Trade and other payables	(15,252.3)	(13,859.7)	(14,188.1)
Corporate income tax payable	(386.2)	(424.4)	(595.6)
Short-term lease liabilities	(279.7)	(323.8)	(302.2)
Current borrowings	567.2	8,619.2	8,798.0
Current liabilities other than liabilities included in disposal groups classified as held for sale	(16,485.4)	(23,227.1)	(23,883.9)
Liabilities associated with assets classified as held for sale	0.0	0.0	(170.4)
Total of current liabilities after including liabilitites associated with assets as held for sale	(16,485.4)	(23,227.1)	(24,054.3)
Net current (liabilities)/assets	(1,149.8)	754.6	(298.4)
Total assets less current liabilities	11,385.4	12,940.0	15,528.3
Non-current liabilities
Bonds and bank loans	(4,216.8)	(4,975.5)	(4,047.3)
Trade and other payables	(619.9)	(313.5)	(449.6)
Corporate income tax payable	0.0	(1.3)	0.0
Deferred tax liabilities	(312.5)	(304.1)	(379.8)
Non-current net defined benefit liability	(136.6)	(156.7)	(159.0)
Provisions for liabilities and charges	(268.5)	(306.3)	(247.8)
Long-term lease liabilities	(1,762.1)	(1,832.5)	(1,947.5)
Non-current liabilities	(7,316.4)	(7,889.9)	(7,231.0)
Net assets	4,069.0	5,050.1	8,297.3
Equity
Called-up share capital	122.4	129.6	132.8
Share premium account	574.7	570.3	570.3
Other reserves	(335.9)	191.2	(174.7)
Own shares	(1,112.1)	(1,118.3)	(1,178.7)
Retained earnings	4,367.3	4,959.2	8,576.2
Equity shareholders’ funds	3,616.4	4,732.0	7,925.9
Non-controlling interests	452.6	318.1	371.4
Total equity	£ 4,069.0	£ 5,050.1	£ 8,297.3

[1]	Figures have been restated as described in the accounting policies.